Convertible Note (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Convertible Note Tables
Fair value assumptions
	November 30, 2017	August 31, 2017
Note balance	$673,180	$586,512
Debt discounts	(126,260)	(64,917)
Accrued interest	119,836	112,959
	$666,756	$634,554

	August 31, 2017	August 31, 2016
Note balance	$586,512	$440,464
Debt discounts	(64,917)	(45,001)
Accrued interest	112,959	37,983
	$634,554	$433,446